RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return December 31, 2018	$ (14,524,838)	$ (19,825,637)
Estimated share of loss for the three months ended March 31, 2019	(236,196)	(357,921)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	12,606,064	19,817,505
Impairment loss in investment in operating limited partnerships	(1,279,314)	(1,881,446)
Historic tax credits	0	0
Other	3,434,284	2,247,499
Investments in operating limited partnerships - as reported	0	0
Series 15 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return December 31, 2018	0	(3,229,489)
Estimated share of loss for the three months ended March 31, 2019	0	(18,909)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	3,285,519
Impairment loss in investment in operating limited partnerships	0	(34,041)
Historic tax credits	0	0
Other	0	(3,080)
Investments in operating limited partnerships - as reported	0	0
Series 16 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return December 31, 2018	(6,249,737)	(6,626,315)
Estimated share of loss for the three months ended March 31, 2019	0	0
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,883,010	4,909,316
Impairment loss in investment in operating limited partnerships	(333,505)	(333,505)
Historic tax credits	0	0
Other	1,700,232	2,050,504
Investments in operating limited partnerships - as reported	0	0
Series 17 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return December 31, 2018	(1,699,993)	(2,141,413)
Estimated share of loss for the three months ended March 31, 2019	(64,862)	(99,965)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,778,668	2,872,436
Impairment loss in investment in operating limited partnerships	(322,505)	(322,505)
Historic tax credits	0	0
Other	308,692	(308,553)
Investments in operating limited partnerships - as reported	0	0
Series 18 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return December 31, 2018	(6,575,108)	(6,259,636)
Estimated share of loss for the three months ended March 31, 2019	(171,334)	(232,601)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,944,386	6,077,395
Impairment loss in investment in operating limited partnerships	(623,304)	(963,351)
Historic tax credits	0	0
Other	1,425,360	1,378,193
Investments in operating limited partnerships - as reported	0	0
Series 19 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return December 31, 2018	0	(1,568,784)
Estimated share of loss for the three months ended March 31, 2019	0	(6,446)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	2,672,839
Impairment loss in investment in operating limited partnerships	0	(228,044)
Historic tax credits	0	0
Other	0	(869,565)
Investments in operating limited partnerships - as reported	$ 0	$ 0